Non-Current Assets - Right-of-Use Assets (Details)	12 Months Ended
	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 AUD ($)
Non-Current Assets - Right-of-Use Assets (Details) [Line Items]
Additions to the right-of-use assets	$ 148,815	$ 101,097	$ 42,457
ISRAEL | Car [Member]
Non-Current Assets - Right-of-Use Assets (Details) [Line Items]
Company lease agreement	3 years	3 years
ISRAEL | Land and buildings [member]
Non-Current Assets - Right-of-Use Assets (Details) [Line Items]
Company lease agreement	5 years	5 years